Equity (Details) - Schedule of RSUs and PSUs activity - Restricted and Phantom Share Units [Member]	9 Months Ended
Sep. 30, 2022 $ / shares shares
Equity (Details) - Schedule of RSUs and PSUs activity [Line Items]
Number of RSUs and PSUs, Unvested | shares	3,082,798
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 26.36
Number of RSUs and PSUs, Granted | shares	1,904,310
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 22.29
Number of RSUs and PSUs, Vested | shares	(1,077,117)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 24.87
Number of RSUs and PSUs, Forfeited | shares	(590,724)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 24.6
Number of RSUs and PSUs, Unvested | shares	3,319,267
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 24.82